Leases - Schedule of Maturity Analysis of Operating Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Maturity Analysis of Operating Lease Liabilities [Abstract]
Remaining of 2025	¥ 1,233
2026	2,261
2027	410
2028
Total lease payment	3,904
Less imputed interest	(160)
Present value of operating lease liabilities	3,744	$ 523
Less: current obligation	(2,129)	(297)	¥ (2,645)
Long-term obligation as of June 30, 2025 (RMB)	1,615	226	2,867
Long-term obligation as of June 30, 2025 (US$) (in Dollars)	¥ 1,615	$ 226	¥ 2,867